OTHER NON-CURRENT LIABILITIES (Provisions) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Reconciliation of changes in other provisions [abstract]
Balance, January 1, 2017	$ 17,546
Changes in estimates made during the fiscal year	237
Provisions utilized during the fiscal year	(265)
Accretion of interest	311
Balance, December 31, 2017	$ 17,829
Expected Timing Of Outflows, Other Provisions	20 years
Decommissioning and site restoration costs
Reconciliation of changes in other provisions [abstract]
Balance, January 1, 2017	$ 16,024
Changes in estimates made during the fiscal year	237
Provisions utilized during the fiscal year	0
Accretion of interest	311
Balance, December 31, 2017	16,572
Lease exit costs
Reconciliation of changes in other provisions [abstract]
Balance, January 1, 2017	1,522
Changes in estimates made during the fiscal year	0
Provisions utilized during the fiscal year	(265)
Accretion of interest	0
Balance, December 31, 2017	$ 1,257